Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of December 31,
	2020	2019

Computer equipment	$494,803	$409,346
Office equipment, fixtures and furniture	2,084,615	1,953,259
Capitalized development cost and software acquired	8,081,105	6,027,310
Automobiles	165,149	154,788
Subtotal	10,825,672	8,544,703
Less: accumulated depreciation and amortization	(3,641,571)	(1,980,063)
Total	$7,184,101	$6,564,640

Schedule of finite-lived intangible assets, future amortization expense
Twelve months ending December 31,	Estimated amortization expense
2021	$1,513,352
2022	1,385,346
2023	1,203,410
2024	911,125
2025	390,387
Thereafter	16,003
Total	$5,419,623